Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	Feb. 28, 2021
Class Of Warrant Or Right [Line Items]
Warrants outstanding	29,079,972	29,079,972	29,079,972
Warrant liability	$ 68,800	$ 128,700	$ 68,800
Warrant exercise price per share	$ 11.50	$ 11.50	$ 11.50
Warrants expiration term	5 years	5 years	5 years
Warrant [Member]
Class Of Warrant Or Right [Line Items]
Loss (gain) from fair value of warrant liability	$ (23,187)	$ 59,943
Public Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding	13,800,000		13,800,000
Warrants exercisable date		Apr. 28, 2021	Apr. 28, 2021
Private Placement
Class Of Warrant Or Right [Line Items]
Warrants outstanding	10,280,000	10,280,000	10,280,000
Forward Purchase Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding	5,000,000		5,000,000